COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
15	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group leases real estate properties on which it develops and operates hotels under operating lease agreements. The terms of these leases range from 10 to 15 years. Future minimum lease payments under these noncancelable operating lease agreements as of December 31, 2012 are as follows:

Year ending December 31,	RMB	US$

2013	635,740	102,043
2014	772,065	123,925
2015	778,684	124,987
2016	770,586	123,687
2017	744,144	119,443
Thereafter	3,341,072	536,279
Total	7,042,291	1,130,364

(b)	Capital commitments

As of December 31, 2012, the Group had contractual capital commitments of RMB43,858 (US$7,040) for construction of leasehold improvements.

(c)	Legal proceedings

In 2011, the landlord of a managed hotel brought a lawsuit alleging that 7 Days Shenzhen Limited ceased the operation of the managed hotel unilaterally and requested compensation of RMB8,000 (US$1,271) in the PRC.

In 2012, the Group has rental contract disputes with landlords of two leased-and-operated hotels which total RMB12,559 (US$2,016) involved.

Based on the information currently available and the opinion from the Group's external legal counsel, management considers that no accrual is required to be made as of December 31, 2012 in respect of these lawsuits because the likelihood of an adverse outcome is not probable.

The Group is also involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Group's consolidated financial position, results of operations, or liquidity.